Employee Benefits - Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements - Change in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Gratuity | Defined Benefit Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (253)	$ (216)
Interest Income	(17)	(15)
Benefits paid	22	19
Translation differences	7	4
Ending balance	(294)	(253)
Gratuity | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	249	214
Interest Income	18	15
Remeasurements - Returns on plan assets excluding amounts included in interest income	2	2
Employer contribution	77	40
Benefits paid	(21)	(18)
Translation differences	(6)	(4)
Ending balance	319	249
Pension | Defined Benefit Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(122)	(112)
Interest Income	(2)	(2)
Employee contribution	(4)	(4)
Benefits paid	7	1
Translation differences	(3)
Ending balance	(138)	(122)
Pension | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	119	106
Interest Income	2	2
Remeasurements - Returns on plan assets excluding amounts included in interest income	7	2
Employer contribution	5	6
Employee contribution	4	4
Benefits paid	(7)	(1)
Translation differences	3
Ending balance	133	119
Provident Fund | Defined Benefit Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(1,424)	(1,281)
Interest Income	(102)	(92)
Employee contribution	(199)	(200)
Benefits paid	204	246
Translation differences	38	21
Ending balance	(1,622)	(1,424)
Provident Fund | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,416	1,239
Interest Income	101	89
Remeasurements - Returns on plan assets excluding amounts included in interest income	29	28
Employer contribution	125	126
Employee contribution	199	200
Benefits paid	(204)	(246)
Translation differences	(37)	(20)
Ending balance	$ 1,629	$ 1,416